Other Current Assets	12 Months Ended
Dec. 31, 2022
Miscellaneous current assets [abstract]
Other Current Assets

28.	Other Current Assets
The composition of other current assets is shown below:

		December 31	December 31

(in thousands)	Note	2022	2021

Non-revolving term loan	17	$-	$816

Prepaid expenses		2,856	2,525

Other		431	49

Total other current assets		$3,287	$3,390